File No. 33-65822
                                                                       811-07379


     As filed with the Securities and Exchange Commission on May 28, 2004


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ---
                      Pre-Effective Amendment No. __              /   /
                                                                   ---
                      Post-Effective Amendment No. 22             / X /
                                                                   ---

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        / X /
                                                                   ---
                             Amendment No. 23                     / X /
                                                                   ---
                        (Check appropriate box or boxes)


                           PIONEER REAL ESTATE SHARES
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Dorothy E. Bourassa, Secretary, Pioneer Real Estate Shares,
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         ___ immediately upon filing pursuant to paragraph (b)
         ___ on [date] pursuant to paragraph (b)
          X  60 days after filing pursuant to paragraph (a)(1)
         ---
         ___ on [date] pursuant to paragraph (a)(1)
         ___ 75 days after filing pursuant to paragraph (a)(2)
         ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

         ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A of this Amendment consists of (i) the prospectus supplement set forth below and (ii) Pioneer Real Estate Shares Class A, B, C and Y prospectuses dated April 29, 2004 (filed on April 29, 2004; accession number
0001016964-04-000110), which is incorporated by reference.

                                                                  [date]

        Supplement to the April 29, 2004 Class A, B, C and Class Y Shares
                   Prospectuses of Pioneer Real Estate Shares

The date of the prospectus is now [date].

Pioneer Investment Management, Inc. ("Pioneer"), the investment adviser to Pioneer Real Estate Shares (the "fund"), has engaged AEW Management and Advisors, L.P. ("AEW") to act as the fund's subadviser. The following supplements the corresponding sections of the Prospectus. Please refer to the Prospectus for the remaining text of the supplemented sections. All references to Pioneer in the section "Basic Information about the fund" include the subadviser.

The following sections under the heading "Management" are amended in their entirety.

Investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order from the Securities and Exchange Commission that permits Pioneer, subject to the approval of the fund's Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the Securities and Exchange Commission adopts a rule which would supersede the order, Pioneer and the fund intend to rely on such rule to permit Pioneer, subject to the approval of the fund's Board of Trustees and other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. The existing shareholders of the fund approved this policy and the hiring of AEW as the fund's subadviser at a special shareholder meeting held on April 29, 2004.

Investment subadviser

AEW, the fund's subadviser, is located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210. As of December 31, 2003, AEW and its affiliates had $8.0 billion of net assets under management. AEW assumed its role as subadviser to the fund on May 3, 2004.

Portfolio management

Day-to-day management of the fund's portfolio is the responsibility of Matthew
A. Troxell, CFA. Mr. Troxell is a Senior Portfolio Manager at AEW with responsibility for construction and management of all the firm's publicly traded real estate equities portfolios. He has been employed at AEW as part of the REIT group since 1994.

                                                                   15843-00-0504
                                         (c)2004 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

Part B of this Amendment consists of (i) the supplement to the Statement of Additional Information set forth below, (ii) Pioneer Real Estate Shares Class A, B, C and Y prospectuses dated April 29, 2004 (filed on April 29, 2004; accession number 0001016964-04-000110), which is incorporated herein by reference, and (iii) Pioneer Real Estate Shares annual report dated December 31, 2003 (filed on March 5, 2004; accession number 0000812195-04-000018), which is incorporated herein by reference.

                                                                    [date]
     Supplement to the April 29, 2004 Statement of Additional Information of
                           Pioneer Real Estate Shares


Pioneer Investment Management, Inc. ("Pioneer"), the investment adviser to Pioneer Real Estate Shares (the "fund"), has engaged AEW Management and Advisors, L.P. ("AEW") to act as the fund's subadviser.

References in the Statement of Additional Information under "Investment Policies, Risks and Restrictions" and "Portfolio Transactions" to Pioneer include, where the context requires, references to the subadviser.

The Section of the Statement of Additional Information under the heading "Investment Restrictions" is amended in its entirety as follows:

Investment Restrictions

In compliance with an informal position taken by the staff of the SEC regarding leverage, the fund will not purchase securities during the current fiscal year at any time that outstanding borrowings exceed 5% of the fund's total assets.

Fundamental Investment Restrictions. The fund has adopted certain fundamental investment restrictions which, along with the fund's investment objectives, may not be changed without the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the fund. Statements in italics are not part of the restriction. For this purpose, a majority of the outstanding shares of the fund means the vote of the lesser of:

(i) 67% or more of the shares represented at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or

(ii) more than 50% of the outstanding shares of the fund.

The fund may not:

(1) Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction. Senior securities that the fund may issue in accordance with the 1940 Act include borrowing, futures, when-issued and delayed delivery securities and forward foreign currency exchange transactions.

(2) Borrow money, except (i) on a temporary basis and (ii) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction. Under current regulatory requirements, the fund may: (A) borrow from banks or through reverse repurchase agreements in an amount up to 33 1/3% of the fund's total assets (including the amount borrowed); (B) borrow up to an additional 5% of the fund's assets for temporary purposes; (C) obtain such short-term credits as are necessary for the clearance of portfolio transactions; (D) purchase securities on margin to the extent permitted by applicable law; and (E) engage in transactions in mortgage dollar rolls that are accounted for as financings.

(3) Invest in real estate, except (a) that the fund may invest in securities of issuers that invest in real estate or interests therein, securities of real estate investment trusts, mortgage-backed securities and other securities that represent a similar indirect interest in real estate; and (b) the fund may acquire real estate or interests therein through exercising rights or remedies with regard to an instrument or security.

(4) Make loans, except that the fund may (i) lend portfolio securities in accordance with the fund's investment policies, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, (iv) participate in a credit facility whereby the fund may directly lend to and borrow money from other affiliated funds to the extent permitted under the 1940 Act or an exemption therefrom, and (v) make loans in any other manner consistent with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

(5) Invest in commodities or commodity contracts, except that the fund may invest in currency instruments and currency contracts and financial instruments and financial contracts that might be deemed to be commodities and commodity contracts in accordance with applicable law. A futures contract, for example, may be deemed to be a commodity contract.

(6) Make any investment inconsistent with its classification as a diversified open-end investment company (or series thereof) under the 1940 Act. Currently, diversification means that, with respect to 75% of its total assets, the fund may not purchase securities of an issuer (other than the U.S. government, its agencies or instrumentalities) if (A) such purchase would cause more than 5% of the fund's total assets, taken at market value, to be invested in the securities of such issuer, or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund.

(7) Act as an underwriter, except insofar as the fund technically may be deemed to be an underwriter in connection with the purchase or sale of its portfolio securities.

The fund will invest 25% or more of its total assets in securities issued by companies in the real estate industry. Except as noted in the previous sentence, the fund may not concentrate its investments in securities of companies in any particular industry.

Non-Fundamental Investment Restrictions. In addition, as a matter of non-fundamental investment policy, the fund has agreed not to:

(a) Purchase securities on margin or make short sales unless by virtue of its ownership of other securities, the fund has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that a fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange transactions.

(b) Invest for the purpose of exercising control over or management of any company.

The Section under the heading "Investment Adviser" is renamed "Investment Adviser and Su adviser" and is amended in its entirety as follows:

The fund has contracted with Pioneer to act as its investment adviser. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano. Certain Trustees or officers of the fund are also directors and/or officers of certain of UniCredito Italiano's subsidiaries (see management biographies above). Pioneer has entered into an agreement with its affiliate, Pioneer Investment Management Limited ("PIML"), pursuant to which PIML provides certain services and personnel to Pioneer.

Pioneer has engaged AEW Management and Advisors, L.P. (as defined above "AEW") to act as the fund's subadviser. As the fund's investment adviser, Pioneer oversees the fund's operations and supervises AEW, which is responsible for the day-to-day management of the fund's portfolio (see "Investment Subadviser" below). Except as otherwise provided under "Investment Subadviser" below, Pioneer also maintains books and records with respect to the fund's securities transactions, and reports to the Trustees on the fund's investments and performance.

Under the terms of its management contract with the fund, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the fund, with the exception of the following, which are paid by the fund: (i) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities, and personnel compensation, training and benefits; (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent, registrar or any other agent appointed by the fund; (iv) issue and transfer taxes chargeable to the fund in connection with securities transactions to which the fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the fund to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the fund and/or its shares with federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (vii) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the fund and the Trustees; (ix) any fees paid by the fund in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (x) compensation of those Trustees of the fund who are not affiliated with, or "interested persons" of, Pioneer, the fund (other than as Trustees), PIM-USA or PFD; (xi) the cost of preparing and printing share certificates; (xii) interest on borrowed money, if any; and (xiii) any other expense that the fund, Pioneer or any other agent of the fund may incur (A) as a result of a change in the law or regulations, (B) as a result of a mandate from the Board of Trustees with associated costs of a character generally assumed by similarly structured investment companies or (C) that is similar to the expenses listed above, and that is approved by the Board of Trustees (including a majority of the Independent Trustees) as being an appropriate expense of the fund. In addition, the fund pays all brokers' and underwriting commissions chargeable to the fund in connection with its securities transactions.

Advisory fee. As compensation for its management services and expenses incurred, the fund pays Pioneer a fee at the annual rate of 0.80% of the fund's average daily net assets. This fee is computed and accrued daily and paid monthly. See the table in Annual Fee, Expense and Other Information for management fees paid to Pioneer during recently completed fiscal years.

Investment subadviser As described in the prospectus, AEW serves as the fund's investment subadviser with respect to a portion of the fund's assets that Pioneer designates from time to time. With respect to the current fiscal year, Pioneer anticipates that it will designate AEW as being responsible for the management of all the fund's assets, with the exception of the fund's cash balances, which will be invested by Pioneer. AEW will, among other things, continuously review and analyze the investments in the fund's portfolio and, subject to the supervision of Pioneer, manage the investment and reinvestment of the fund's assets. AEW, a Delaware limited partnership is an investment adviser registered with the SEC. AEW and its affiliates provide real estate investment advice to public, corporate, union and government pension plans and endowments.

As of December 31, 2003, AEW and its affiliates had $8 billion of net assets under management. AEW specializes in designing and executing real estate investment strategies focused in three areas: direct investments in real estate, real estate-related securities, such as real estate investment trusts ("REITs"), and high-return debt and equity investments in real estate projects. AEW is a wholly owned subsidiary of CDC IXIS Asset Management North America, L.P., formerly Nvest Companies, L.P., a firm with 12 U.S. investment management affiliates having an aggregate of $135 billion in assets under management. CDC IXIS Asset Management North America, L.P. is a subsidiary of CDC IXIS Asset Management, the investment management arm of France's Caisse des depots Group, a quasi-governmental entity. AEW is located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210.

Pioneer and AEW have entered into a subadvisory contract, dated as of May 3, 2004, pursuant to which AEW has agreed, among other things, to:

o comply with the provisions of the fund's Declaration of Trust and By-laws, the 1940 Act, the Advisers Act of 1940 (the "Advisers Act") and the investment objectives, policies and restrictions of the fund;

o        cause the fund to comply with the requirements of Subchapter M of the
         Code for   qualification as a regulated investment company;

o comply with any policies, guidelines, procedures and instructions as Pioneer may from time to time establish;

o be responsible for voting proxies and acting on other corporate actions;

o maintain separate books and detailed records of all matters pertaining to the portion of the fund's assets advised by AEW required by Rule 31a-1 under the 1940 Act relating to its responsibilities provided hereunder with respect to the fund;

o ensure that its Access Persons comply in all respects with AEW's Code of Ethics, as in effect from time to time; and

o        furnish reports to the Trustees and Pioneer.

Subadvisory fee. For its services, AEW is entitled to a subadvisory fee from Pioneer at an annual rate of 0.40% of the first $100 million of the combined average daily net assets of the fund and Pioneer Real Estate Shares VCT Portfolio (another real estate fund managed by Pioneer) and 0.30% of the combined average daily net assets of the fund and Pioneer Real Estate Shares VCT Portfolio in excess of $100 million. As of December 31, 2003, the combined assets of the fund and Pioneer Real Estate Shares VCT Portfolio were $190,234,643. The fee will be paid monthly in arrears. The fund has no responsibility to pay any fee to AEW.

Pioneer has received an order from the SEC that permits Pioneer, subject to the approval of the fund's Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the SEC adopts a rule that would supersede the order, Pioneer and the fund intend to rely on such rule to permit Pioneer, subject to the approval of the fund's Board of Trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. The existing shareholders of the fund approved this policy at a special shareholder meeting held on April 29, 2004.

Continuance of Management Contract and approval of Subadvisory Agreement. The Trustees' approval of and the terms, continuance and termination of the management contract are governed by the 1940 Act and the Advisers Act, as applicable. Pursuant to the management and subadvisory contracts, neither Pioneer nor the subadviser will not be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Pioneer or the subadviser. Pioneer and the subadviser, however, are is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its their duties or by reason of its their reckless disregard of its their obligations and duties under the management or subadvisory contract. The management contract and subadvisory agreement terminate if assigned and may be terminated without penalty upon not more than 60 days' nor less than 30 days' written notice to the other party or by vote of a majority of the fund's outstanding voting securities.

Administration Agreement. The fund has entered into an administration agreement with Pioneer pursuant to which certain accounting and legal services which are expenses payable by the fund under the management contract are performed by Pioneer and pursuant to which Pioneer is reimbursed for its costs of providing such services. See Annual Fee, Expense and Other Information for fees the fund paid to Pioneer for administration and related services.

Potential Conflicts of Interest. Pioneer and the subadviser serve as investment adviser to other Pioneer mutual funds and other accounts with investment objectives identical or similar to those of the fund. Securities frequently meet the investment objectives of the fund and these other accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.

It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the accounts managed by Pioneer or the subadviser, including the fund, seeks to acquire the same security at about the same time, the fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if Pioneer or the subadviser decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the fund. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account. Although the other accounts managed by Pioneer or the subadviser may have the same or similar investment objectives and policies as the fund, their portfolios do not generally consist of the same investments as the fund or each other, and their performance results are likely to differ from those of the fund.

Personal Securities Transactions. The fund, Pioneer, PFD and the subadviser have each adopted a code of ethics under Rule 17j-1 under the 1940 Act which is applicable to officers, trustees/directors and designated employees, including, in the case of Pioneer's code, designated employees of PIML. Each code permits such persons to engage in personal securities transactions for their own accounts, including securities that may be purchased or held by the fund, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. Each code is on public file with and available from the SEC.

                           PART C - OTHER INFORMATION

Item 23.  Exhibits
Amended Form N-1A
Exhibit Reference
       (a)     1.1.  Agreement and Declaration of Trust.(1)
       (a)     1.2.  Certificate of Trust.(2)
       (a)     1.3.  Amendment to Certificate of Trust.(2)
       (a)     1.4.  Amendment to Agreement and Declaration of Trust.(2)
       (a)     1.5.  Establishment and Designation of Classes A, B and C.(3)
       (a)     1.6.  Establishment and Designation of Class Y.(4)
       (b)     2.    Restated By-Laws.(7)
       (c)     3.    None.
       (d)     4.1.  Management Contract between the Fund and Pioneer
                     Investment Management, Inc.(10)
       (d)     4.2.  Sub-Advisory Agreement between Pioneer Investment
                     Management, Inc. and AEW Management and Advisors, L.P.(10)
       (e)     5.1.  Underwriting Agreement between the Fund and
                     Pioneer Funds Distributor, Inc.(8)
       (e)     6.2.  Dealer Sales Agreement.(9)
       (f)     6.    None.
       (g)     7.    Custodian Agreement between the Fund and Brown Brothers
                     Harriman & Co.(8)
       (h)     9.    Investment Company Service Agreement between the Fund and
                     Pioneer Investment Management Shareholder Services,
                     Inc.(9)
       (h)     9.1.  Administration Agreement between the Fund and Pioneer
                     Investment Management, Inc. (formerly Pioneering Services
                     Corporation).(5)
       (i)     10.   Opinion and Consent of Counsel.(6)
       (j)     11.   Consent of Independent Public Accountants.(10)
       (k)     12.   None.
       (l)     13.   Share Purchase Agreement.(1)
       (m)     15.1. Distribution Plan relating to Class A shares.(7)
       (m)     15.2. Distribution Plan relating to Class B shares.(8)
       (m)     15.3. Distribution Plan relating to Class C shares.(3)
       (n)     18.   Multiple Class Plan pursuant to Rule 18f-3.(8)
       (o)     19.1. Pioneer Code of Ethics.(9)
       (o)     19.2. Code of Ethics of AEW Management and Advisors, L.P.(10)
       N/A     20.   Powers of Attorney.(9)

-------------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 4 to the Registration Statement (File No. 33-65822) as filed with the Securities and Exchange Commission (the "SEC") on April 25, 1995 (Accession No. 0000908996-95-000013).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC on November 7, 1995 (Accession No. 0000908996-95-000034).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 6 to the Registration Statement as filed with the SEC on November 14, 1995 (Accession No. 0000908996-95-000036).

(4) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 12 to the Registration Statement as filed with the SEC on April 9, 1998 (Accession No. 0000908996-98-000009).

(5) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC on February 22, 1999 (Accession No. 0001016964-99-000047).

(6) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 15 to the Registration Statement as filed with the SEC on April 30, 1999 (Accession No. 0000908996-99-000007).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC on May 1, 2001 (Accession No. 0001016964-01-500016).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 19 to the Registration Statement as filed with the SEC on May 1, 2002 (Accession No. 0001016964-02-000105).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 21 to the Registration Statement as filed with the SEC on April 29, 2004 (Accession No. 0001016964-04-000110).

(10) Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

         Except for the Agreement and Declaration of Trust, dated
March 10, 1995 (the "Declaration"), establishing the Fund as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

John F. Cogan, Jr.     Director and                 Chairman, President and
                       President                    Trustee

Steven M. Graziano     Director and Executive Vice
                       President                    None

William F. O'Grady     Director and Executive
                       Vice President               None

Jennifer Brountas      Senior Vice President        None

Daniel J. Brooks       Senior Vice President        None

Philip Haley           Senior Vice President        None

Scott C. Brandeweide   Senior Vice President        None

Julia Hoik             Senior Vice President        None

Barry Knight           Senior Vice President        None

William A. Misata      Senior Vice President        None

Dusty W. Pascall       Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Marc Rappaport         Senior Vice President        None

Richard L. Sardelli    Senior Vice President        None

Juan Segui-Clausen     Senior Vice President        None

Mark D. Goodwin        Treasurer                    None

Dorothy E. Bourassa    Clerk                        Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of May, 2004.

                                             PIONEER REAL ESTATE SHARES



                                        By:  /s/ Osbert M. Hood
                                             Osbert M. Hood
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ Osbert M. Hood                                                )
Osbert M. Hood                                                    )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Osbert M. Hood                   Dated: May 28, 2004)
         Osbert M. Hood
         Attorney-in-Fact

                                  Exhibit Index

Exhibit
Number     Document Title

(d)/4.1.   Management Contract between the Fund and Pioneer
           Investment Management, Inc.

(d)/4.2.   Sub-Advisory Agreement between Pioneer Investment
           Management, Inc. and AEW Management and Advisors, L.P.

(j)/11.    Consent of Independent Public Accountants

(o)/19.2.  Code of Ethics of AEW Management and Advisors, L.P.